Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended	22 Months Ended	39 Months Ended	47 Months Ended	52 Months Ended	54 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000030894
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Fund
Average Annual Return, Percent		15.02%						12.32%		8.73%
C000030896
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Fund
Average Annual Return, Percent		19.15%						12.62%		8.47%
C000030895
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Fund
C000179766
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Fund
C000030897
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Overseas Fund
Average Annual Return, Percent		19.71%						9.82%		6.64%
C000030899
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Overseas Fund
Average Annual Return, Percent		24.09%						10.14%		6.40%
C000030898
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Overseas Fund
C000179770
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Overseas Fund
C000030900
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle U.S. Fund
Average Annual Return, Percent		8.39%						13.20%		9.49%
C000030902
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle U.S. Fund
Average Annual Return, Percent		12.25%						13.50%		9.22%
C000030901
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle U.S. Fund
C000179773
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle U.S. Fund
C000030903
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Gold Fund
Average Annual Return, Percent		55.32%						13.20%		14.73%
C000030905
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Gold Fund
Average Annual Return, Percent		61.27%						13.52%		14.44%
C000030904
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Gold Fund
C000179778
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Gold Fund
C000109583
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Income Builder Fund
Average Annual Return, Percent		9.98%						9.13%		6.49%
C000109584
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Income Builder Fund
Average Annual Return, Percent		13.76%						9.39%		6.21%
C000109585
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Income Builder Fund
C000179790
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Income Builder Fund
C000030908
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Rising Dividend Fund
Average Annual Return, Percent		10.18%						12.26%		6.91%
C000030907
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Rising Dividend Fund
Average Annual Return, Percent		14.16%						12.56%		6.66%
C000124490
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Rising Dividend Fund
C000179782
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Rising Dividend Fund
C000228686
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Small Cap Opportunity Fund
Average Annual Return, Percent		7.19%				2.20%
C000228687
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Small Cap Opportunity Fund
C000228685
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Small Cap Opportunity Fund
C000237506
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle U.S. Smid Cap Opportunity Fund
Average Annual Return, Percent		0.59%		5.18%
C000237507
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle U.S. Smid Cap Opportunity Fund
C000237508
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle U.S. Smid Cap Opportunity Fund
C000232393
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Real Assets Fund
Average Annual Return, Percent		8.68%			6.35%
C000232392
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Real Assets Fund
C000232391
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Global Real Assets Fund
C000108220
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle High Yield Municipal Fund
Average Annual Return, Percent		(2.59%)						2.64%		3.75%
C000108221
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle High Yield Municipal Fund
Average Annual Return, Percent		(1.82%)						2.84%		3.46%
C000108222
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle High Yield Municipal Fund
C000179786
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle High Yield Municipal Fund
C000247344
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Short Duration High Yield Municipal Fund
Average Annual Return, Percent		(0.57%)	3.03%
C000260319
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Short Duration High Yield Municipal Fund
Average Annual Return, Percent	(0.90%)
C000247345
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Short Duration High Yield Municipal Fund
C000247343
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Eagle Short Duration High Yield Municipal Fund
Without Sales Load [Member] | C000030894
Average Annual Return [Line Items]
Average Annual Return, Percent		21.07%						13.48%		9.29%
Without Sales Load [Member] | C000030896
Average Annual Return [Line Items]
Average Annual Return, Percent		20.15%						12.62%		8.47%
Without Sales Load [Member] | C000030895
Average Annual Return [Line Items]
Average Annual Return, Percent		21.35%						13.76%		9.57%
Without Sales Load [Member] | C000179766
Average Annual Return [Line Items]
Average Annual Return, Percent		21.44%						13.84%	9.50%
Without Sales Load [Member] | C000030897
Average Annual Return [Line Items]
Average Annual Return, Percent		26.00%						10.95%		7.19%
Without Sales Load [Member] | C000030899
Average Annual Return [Line Items]
Average Annual Return, Percent		25.09%						10.14%		6.40%
Without Sales Load [Member] | C000030898
Average Annual Return [Line Items]
Average Annual Return, Percent		26.36%						11.25%		7.48%
Without Sales Load [Member] | C000179770
Average Annual Return [Line Items]
Average Annual Return, Percent		26.47%						11.34%	7.64%
Without Sales Load [Member] | C000030900
Average Annual Return [Line Items]
Average Annual Return, Percent		14.11%						14.36%		10.05%
Without Sales Load [Member] | C000030902
Average Annual Return [Line Items]
Average Annual Return, Percent		13.25%						13.50%		9.22%
Without Sales Load [Member] | C000030901
Average Annual Return [Line Items]
Average Annual Return, Percent		14.43%						14.68%		10.35%
Without Sales Load [Member] | C000179773
Average Annual Return [Line Items]
Average Annual Return, Percent		14.48%						14.74%	10.03%
Without Sales Load [Member] | C000030903
Average Annual Return [Line Items]
Average Annual Return, Percent		63.44%						14.37%		15.32%
Without Sales Load [Member] | C000030905
Average Annual Return [Line Items]
Average Annual Return, Percent		62.23%						13.52%		14.44%
Without Sales Load [Member] | C000030904
Average Annual Return [Line Items]
Average Annual Return, Percent		63.79%						14.64%		15.63%
Without Sales Load [Member] | C000179778
Average Annual Return [Line Items]
Average Annual Return, Percent		63.96%						14.75%	13.85%
Without Sales Load [Member] | C000109583
Average Annual Return [Line Items]
Average Annual Return, Percent		15.65%						10.24%		7.04%
Without Sales Load [Member] | C000109584
Average Annual Return [Line Items]
Average Annual Return, Percent		14.76%						9.39%		6.21%
Without Sales Load [Member] | C000109585
Average Annual Return [Line Items]
Average Annual Return, Percent		15.90%						10.50%		7.29%
Without Sales Load [Member] | C000179790
Average Annual Return [Line Items]
Average Annual Return, Percent		16.01%						10.59%	7.23%
Without Sales Load [Member] | C000030908
Average Annual Return [Line Items]
Average Annual Return, Percent		15.98%						13.42%		7.46%
Without Sales Load [Member] | C000030907
Average Annual Return [Line Items]
Average Annual Return, Percent		15.16%						12.56%		6.66%
Without Sales Load [Member] | C000124490
Average Annual Return [Line Items]
Average Annual Return, Percent		16.28%						13.70%		7.76%
Without Sales Load [Member] | C000179782
Average Annual Return [Line Items]
Average Annual Return, Percent		16.33%						13.71%	8.22%
Without Sales Load [Member] | C000228686
Average Annual Return [Line Items]
Average Annual Return, Percent		12.80%				3.41%
Without Sales Load [Member] | C000228687
Average Annual Return [Line Items]
Average Annual Return, Percent		13.08%					4.22%
Without Sales Load [Member] | C000228685
Average Annual Return [Line Items]
Average Annual Return, Percent		13.07%				3.68%
Without Sales Load [Member] | C000237506
Average Annual Return [Line Items]
Average Annual Return, Percent		5.86%		6.89%
Without Sales Load [Member] | C000237507
Average Annual Return [Line Items]
Average Annual Return, Percent		6.13%		7.18%
Without Sales Load [Member] | C000237508
Average Annual Return [Line Items]
Average Annual Return, Percent		6.05%		7.16%
Without Sales Load [Member] | C000232393
Average Annual Return [Line Items]
Average Annual Return, Percent		14.40%			7.76%
Without Sales Load [Member] | C000232392
Average Annual Return [Line Items]
Average Annual Return, Percent		14.63%			8.03%
Without Sales Load [Member] | C000232391
Average Annual Return [Line Items]
Average Annual Return, Percent		14.67%			8.03%
Without Sales Load [Member] | C000108220
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.11%)						3.59%		4.23%
Without Sales Load [Member] | C000108221
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.88%)						2.84%		3.46%
Without Sales Load [Member] | C000108222
Average Annual Return [Line Items]
Average Annual Return, Percent		0.13%						3.87%		4.52%
Without Sales Load [Member] | C000179786
Average Annual Return [Line Items]
Average Annual Return, Percent		0.10%						3.95%	3.92%
Without Sales Load [Member] | C000247344
Average Annual Return [Line Items]
Average Annual Return, Percent		1.95%	4.49%
Without Sales Load [Member] | C000260319
Average Annual Return [Line Items]
Average Annual Return, Percent	0.09%
Without Sales Load [Member] | C000247345
Average Annual Return [Line Items]
Average Annual Return, Percent		2.20%	4.77%
Without Sales Load [Member] | C000247343
Average Annual Return [Line Items]
Average Annual Return, Percent		2.23%	4.78%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		22.02%						15.58%		11.79%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		22.02%						15.58%		11.79%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		22.02%						15.58%		11.79%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		22.02%						15.58%	12.41%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		23.03%						12.33%		7.48%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		23.03%						12.33%		7.48%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		23.03%						12.33%		7.48%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		23.03%						12.33%	8.39%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		21.45%						17.64%		14.64%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		21.45%						17.64%		14.64%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		21.45%						17.64%		14.64%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		21.45%						17.64%	14.96%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		22.02%						15.58%		11.79%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		22.02%						15.58%		11.79%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		22.02%						15.58%		11.79%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		22.02%						15.58%	12.41%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%						(0.24%)		1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%						(0.24%)		1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%						(0.24%)		1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%						(0.24%)	1.85%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		21.45%						17.64%		14.64%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		21.45%						17.64%		14.64%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		21.45%						17.64%		14.64%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		21.45%						17.64%	14.96%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		21.45%				12.91%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		21.45%					13.08%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		21.45%				12.91%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		21.45%		17.21%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		21.45%		17.21%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		21.45%		17.21%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		22.02%			10.94%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		22.02%			10.94%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		22.02%			10.94%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		8.16%						5.47%		5.90%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		8.16%						5.47%		5.90%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		8.16%						5.47%		5.90%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		8.16%						5.47%	5.13%
S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Average Annual Return, Percent		4.14%	3.08%
S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Average Annual Return, Percent	4.04%
S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Average Annual Return, Percent		4.14%	3.08%
S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Average Annual Return, Percent		4.14%	3.08%
FTSE Gold Mines Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Gold Mines Index
Average Annual Return, Percent		90.98%						12.98%		17.19%
FTSE Gold Mines Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Gold Mines Index
Average Annual Return, Percent		90.98%						12.98%		17.19%
FTSE Gold Mines Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Gold Mines Index
Average Annual Return, Percent		90.98%						12.98%		17.19%
FTSE Gold Mines Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Gold Mines Index
Average Annual Return, Percent		90.98%						12.98%	13.45%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		22.02%						15.58%		11.79%
Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Index
Average Annual Return, Percent		15.56%						9.18%		7.97%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		22.02%						15.58%		11.79%
Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Index
Average Annual Return, Percent		15.56%						9.18%		7.97%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		22.02%						15.58%		11.79%
Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Index
Average Annual Return, Percent		15.56%						9.18%		7.97%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		22.02%						15.58%	12.41%
Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Index
Average Annual Return, Percent		15.56%						9.18%	8.32%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		9.87%				3.72%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		14.41%				3.04%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		9.87%					3.98%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		14.41%					3.09%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		9.87%				3.72%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		14.41%				3.04%
Russell 2500™ Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Value Index
Average Annual Return, Percent		10.11%		7.66%
Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
Average Annual Return, Percent		11.94%		8.37%
Russell 2500™ Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Value Index
Average Annual Return, Percent		10.11%		7.66%
Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
Average Annual Return, Percent		11.94%		8.37%
Russell 2500™ Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Value Index
Average Annual Return, Percent		10.11%		7.66%
Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
Average Annual Return, Percent		11.94%		8.37%
Consumer Price Index for Urban Consumers (CPI-U)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index for Urban Consumers (CPI-U)
Average Annual Return, Percent		2.79%			3.94%
Consumer Price Index for Urban Consumers (CPI-U)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index for Urban Consumers (CPI-U)
Average Annual Return, Percent		2.79%			3.94%
Consumer Price Index for Urban Consumers (CPI-U)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Consumer Price Index for Urban Consumers (CPI-U)
Average Annual Return, Percent		2.79%			3.94%
S&P Municipal Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Yield Index
Average Annual Return, Percent		3.19%						2.65%		4.11%
S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Average Annual Return, Percent		4.14%						1.34%		2.50%
S&P Municipal Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Yield Index
Average Annual Return, Percent		3.19%						2.65%		4.11%
S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Average Annual Return, Percent		4.14%						1.34%		2.50%
S&P Municipal Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Yield Index
Average Annual Return, Percent		3.19%						2.65%		4.11%
S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Average Annual Return, Percent		4.14%						1.34%		2.50%
S&P Municipal Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Yield Index
Average Annual Return, Percent		3.19%						2.65%	3.94%
S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Average Annual Return, Percent		4.14%						1.34%	2.53%
S&P Short Duration Municipal Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Short Duration Municipal Yield Index
Average Annual Return, Percent		4.20%	4.38%
S&P Short Duration Municipal Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Short Duration Municipal Yield Index
Average Annual Return, Percent	2.08%
S&P Short Duration Municipal Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Short Duration Municipal Yield Index
Average Annual Return, Percent		4.20%	4.38%
S&P Short Duration Municipal Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Short Duration Municipal Yield Index
Average Annual Return, Percent		4.20%	4.38%